Guarantees, Engagements and Charges (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended			2 Months Ended	12 Months Ended
	Oct. 02, 2023	Dec. 31, 2025	Aug. 31, 2025	Jan. 31, 2025	Feb. 28, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025
Guarantees contingent liabilities engagements and charges [Line Items]
Other financial liabilities		$ 16,147				$ 16,147	$ 8,141
Payment paid by the Investors						(34,295)	(1,871)	$ 6,975
Recognized profit						$ 160,702	$ 66,505	$ 98,041
Amitim Senior Pension Funds [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Percentage of partnership acquired				19.00%
Gecama Wind Energy Project In Spain [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Solar Project Capacity Acquired						329MW
Hedged Electricity Production Percentage						73.00%
Forecasted Hedged Electricity Production Percentage						31.00%
Weighted Average Price In Hedge Transaction						EUR 65.25 MWh
Hedged Forecasted Electricity Production Capacity						EUR 60.9 MWh
Pupin Wind Project In Serbia [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Solar Project Capacity Acquired							94 MW
Contract For Differences Agreement Term	15-year
Contract For Differences Base Rate Per Megawatts	EUR 68.88 per MWh
Contract For Differences Project Output Linked To Eurostat Consumer Price Index Percentage	72.00%
Cluster Of Pv Projects Integrated With Storage In Israel [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Solar Project Capacity Acquired				69 MW
Electricity Storage Capacity				448 MWh
Percentage of partnership acquired				44.00%
Current investments				$ 50,000
Upfront cash payment paid				45,000
Payment paid by the Investors				$ 5,000
Percentage of kick out right				50.00%
Recognized profit				$ 96,000
Gain on the partial sale of partnership				42,000
Revaluation of remaining holdings				$ 54,000
Cluster Of Pv Projects Integrated With Storage In Israel [Member] | Harel Insurance Investments & Financial Services Ltd [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Percentage of partnership acquired				25.00%
Project Jupiter In Germany [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Solar Project Capacity Acquired		150 MWp
Electricity Storage Capacity		2,000 MWh
Secured grid connection		500 MW
Israel Electricity Authority [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Solar Project Capacity Acquired					300 MW
Electricity Storage Capacity					1,300 MWh
Estimated aggregate capacity of energy storage facilities					increase up to 1,900 MWh
Baron Floating Pv + Storage Project In Israel [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Solar Project Capacity Acquired						21MW
Electricity Storage Capacity						160MWh
Atrisco Pv + Storage Project In The United States [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Percentage of additional Investment Tax Credit			10.00%
Additional equity investment			$ 53,000
Proceeds from sales of investments accounted for using equity method			$ 41,000
Quail Ranch Pv + Storage Project In Usa [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Solar Project Capacity Acquired						128 MW
Electricity Storage Capacity						400 MWh
Tax Equity Financing						$ 131,000
Solar Energy Storage Term						20-year
Amount of pay go contributions						$ 150,000
Roadrunner Project In Usa [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Solar Project Capacity Acquired						290 MW
Electricity Storage Capacity						940 MWh
Amount Of Capital Contribution		$ 390,000				$ 390,000
Tax Equity Financing						$ 340,000
Agreement Period						10 years
Solar Energy Storage Term						20-year
Percentage of additional Investment Tax Credit						10.00%
Snowflake P V Project In United States [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Solar Project Capacity Acquired						600 MW
Electricity Storage Capacity						1,900 MWh
Secured debt financing commitments		$ 1,440,000				$ 1,440,000
Solar Energy Storage Term						20-year
Country Acres Pv + Storage Project In United States [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Solar Project Capacity Acquired						403 MW
Electricity Storage Capacity						688 MWh
Secured debt financing commitments									$ 773,000
Term Loan Financial Project									$ 376,000
Solar Energy Storage Term						30-year
Energy storage term						20-year
Bottom of range [member] | Project Jupiter In Germany [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Percentage of acquire a majority stake		51.00%
Top of range [member] | Project Jupiter In Germany [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Percentage of acquire a majority stake		60.00%